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Supplement to Statement of Additional Information dated November 1, 2017

Harbor Small Cap Growth Opportunities Fund
Effective January 11, 2018, all references to Lance Marx as a portfolio manager for Harbor Small Cap Growth Opportunities Fund are deleted. Elk Creek Partners, LLC continues to serve as the Subadviser to the Fund, and Cam Philpott, David Hand, Hiren Patel, and Sean McGinnis continue to serve as co-portfolio managers for the Fund.
January 18, 2018
Investors Should Retain This Supplement For Future Reference
S1101.SAI.0118